Financial instruments at fair value (Details) - Equity investment - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Fair Value of Investment	$ 102	$ 78
Fair Value, Inputs, Level 1 [Member]
Fair Value of Investment	102	78
Fair Value, Inputs, Level 2 [Member]
Fair Value of Investment
Fair Value, Inputs, Level 3 [Member]
Fair Value of Investment